Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Stockholders' Equity [Abstract]
Dividends declared (CAD per share)	$ 0.40	$ 0.375